Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2019	Mar. 31, 2018
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value		¥ 203,873
Available-for-sale Securities, Less than 12 months Gross unrealized losses		(8,397)
Available-for-sale Securities, 12 months or more Fair value		151,263
Available-for-sale Securities, 12 months or more Gross unrealized losses		(7,459)
Available-for-sale Securities, Total Fair value		355,136
Available-for-sale Securities, Total Gross unrealized losses		(15,856)
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 82,483
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,945)
Available-for-sale debt Securities, 12 months or more Fair value	208,159
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(8,585)
Available-for-sale debt Securities, Total Fair value	290,642
Available-for-sale debt Securities, Total Gross unrealized losses	(10,530)
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value		72,523
Available-for-sale Securities, Less than 12 months Gross unrealized losses		(5,599)
Available-for-sale Securities, 12 months or more Fair value		27,458
Available-for-sale Securities, 12 months or more Gross unrealized losses		(1,840)
Available-for-sale Securities, Total Fair value		99,981
Available-for-sale Securities, Total Gross unrealized losses		(7,439)
Available-for-sale debt Securities, Less than 12 months Fair value	51,551
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,119)
Available-for-sale debt Securities, 12 months or more Fair value	98,830
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(4,381)
Available-for-sale debt Securities, Total Fair value	150,381
Available-for-sale debt Securities, Total Gross unrealized losses	(5,500)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value		17,208
Available-for-sale Securities, Less than 12 months Gross unrealized losses		(125)
Available-for-sale Securities, 12 months or more Fair value		19,479
Available-for-sale Securities, 12 months or more Gross unrealized losses		(435)
Available-for-sale Securities, Total Fair value		36,687
Available-for-sale Securities, Total Gross unrealized losses		(560)
Available-for-sale debt Securities, Less than 12 months Fair value	1,329
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(35)
Available-for-sale debt Securities, 12 months or more Fair value	4,510
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(201)
Available-for-sale debt Securities, Total Fair value	5,839
Available-for-sale debt Securities, Total Gross unrealized losses	(236)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value		90,216
Available-for-sale Securities, Less than 12 months Gross unrealized losses		(2,011)
Available-for-sale Securities, 12 months or more Fair value		89,573
Available-for-sale Securities, 12 months or more Gross unrealized losses		(2,594)
Available-for-sale Securities, Total Fair value		179,789
Available-for-sale Securities, Total Gross unrealized losses		(4,605)
Available-for-sale debt Securities, Less than 12 months Fair value	9,156
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(18)
Available-for-sale debt Securities, 12 months or more Fair value	68,924
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(2,346)
Available-for-sale debt Securities, Total Fair value	78,080
Available-for-sale debt Securities, Total Gross unrealized losses	(2,364)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value		12,798
Available-for-sale Securities, Less than 12 months Gross unrealized losses		(359)
Available-for-sale Securities, 12 months or more Fair value		7,065
Available-for-sale Securities, 12 months or more Gross unrealized losses		(801)
Available-for-sale Securities, Total Fair value		19,863
Available-for-sale Securities, Total Gross unrealized losses		(1,160)
Available-for-sale debt Securities, Less than 12 months Fair value	10,194
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(362)
Available-for-sale debt Securities, 12 months or more Fair value	7,147
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(679)
Available-for-sale debt Securities, Total Fair value	17,341
Available-for-sale debt Securities, Total Gross unrealized losses	(1,041)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value		4,623
Available-for-sale Securities, Less than 12 months Gross unrealized losses		(56)
Available-for-sale Securities, 12 months or more Fair value		774
Available-for-sale Securities, 12 months or more Gross unrealized losses		(10)
Available-for-sale Securities, Total Fair value		5,397
Available-for-sale Securities, Total Gross unrealized losses		(66)
Available-for-sale debt Securities, Less than 12 months Fair value	10,253
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(411)
Available-for-sale debt Securities, 12 months or more Fair value	28,748
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(978)
Available-for-sale debt Securities, Total Fair value	39,001
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (1,389)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value		6,505
Available-for-sale Securities, Less than 12 months Gross unrealized losses		(247)
Available-for-sale Securities, 12 months or more Fair value		6,914
Available-for-sale Securities, 12 months or more Gross unrealized losses		(1,779)
Available-for-sale Securities, Total Fair value		13,419
Available-for-sale Securities, Total Gross unrealized losses		¥ (2,026)